Schedule of Investments(a)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–49.65%
Advertising–0.58%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$218,387
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	840,000	918,798
		1,137,185
Aerospace & Defense–1.00%
Boeing Co. (The), 3.10%, 05/01/2026	725,000	772,033
Hexcel Corp., 4.20%, 02/15/2027	370,000	394,356
Raytheon Technologies Corp., 3.50%, 03/15/2027	292,000	323,439
Rockwell Collins, Inc., 3.20%, 03/15/2024	441,000	471,210
		1,961,038
Agricultural & Farm Machinery–0.54%
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	400,000	433,583
Deere & Co., 5.38%, 10/16/2029	500,000	627,488
		1,061,071
Agricultural Products–0.31%
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	553,000	598,800
Air Freight & Logistics–0.77%
FedEx Corp.,
4.75%, 11/15/2045	600,000	724,706
4.55%, 04/01/2046	668,000	782,316
		1,507,022
Airlines–0.64%
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.82%, 08/10/2022	40,098	42,783
Delta Air Lines, Inc.,
3.80%, 04/19/2023	17,000	17,599
2.90%, 10/28/2024	69,000	69,994
3.75%, 10/28/2029	38,000	37,950
Southwest Airlines Co., 3.00%, 11/15/2026	500,000	535,273
Spirit Airlines Pass-Through Trust, Series 2015-1A, 4.10%, 10/01/2029	97,805	101,600
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 08/25/2031	419,606	454,879
		1,260,078
Apparel Retail–0.76%
TJX Cos., Inc. (The), 3.88%, 04/15/2030	1,312,000	1,477,598
Asset Management & Custody Banks–0.34%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	106,000	115,957
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Ameriprise Financial, Inc., 4.00%, 10/15/2023	$241,000	$261,432
FS KKR Capital Corp., 4.13%, 02/01/2025	119,000	126,136
Main Street Capital Corp., 5.20%, 05/01/2024	150,000	164,251
		667,776
Automobile Manufacturers–1.62%
American Honda Finance Corp., 3.50%, 02/15/2028	1,375,000	1,528,075
Ford Motor Co., 4.75%, 01/15/2043	100,000	101,018
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	385,000	392,702
General Motors Co.,
6.60%, 04/01/2036	100,000	135,073
5.15%, 04/01/2038	49,000	57,907
6.25%, 10/02/2043	403,000	543,025
6.75%, 04/01/2046	259,000	361,173
5.95%, 04/01/2049	44,000	57,558
		3,176,531
Biotechnology–0.45%
AbbVie, Inc., 2.95%, 11/21/2026	117,000	125,646
Amgen, Inc.,
3.63%, 05/22/2024	425,000	461,386
2.20%, 02/21/2027	17,000	17,715
Gilead Sciences, Inc., 3.70%, 04/01/2024	250,000	270,129
		874,876
Brewers–0.39%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	262,000	422,832
Molson Coors Beverage Co.,
5.00%, 05/01/2042	165,000	195,603
4.20%, 07/15/2046	140,000	148,714
		767,149
Broadcasting–0.40%
Discovery Communications LLC, 4.13%, 05/15/2029	289,000	319,257
ViacomCBS, Inc., 4.75%, 05/15/2025	400,000	454,165
		773,422
Building Products–0.04%
Owens Corning, 7.00%, 12/01/2036	62,000	87,012
Cable & Satellite–1.15%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.05%, 03/30/2029	419,000	488,576
5.13%, 07/01/2049	50,000	57,066
Comcast Corp., 3.60%, 03/01/2024	403,000	438,313

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Grupo Televisa S.A.B. (Mexico), 4.63%, 01/30/2026	$450,000	$503,026
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	150,262
5.50%, 09/01/2041	86,000	103,581
4.50%, 09/15/2042	420,000	454,163
Time Warner Entertainment Co. L.P., 8.38%, 07/15/2033	35,000	52,277
		2,247,264
Commodity Chemicals–0.02%
Westlake Chemical Corp., 5.00%, 08/15/2046	27,000	32,785
Communications Equipment–0.02%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	18,034
Motorola Solutions, Inc., 5.50%, 09/01/2044	14,000	17,553
		35,587
Construction & Engineering–0.08%
Fluor Corp.,
3.50%, 12/15/2024	32,000	33,757
4.25%, 09/15/2028	38,000	38,855
Valmont Industries, Inc., 5.25%, 10/01/2054	73,000	85,948
		158,560
Construction Machinery & Heavy Trucks–0.84%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	637,000	696,152
Cummins, Inc., 3.65%, 10/01/2023	479,000	512,990
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	400,000	432,092
		1,641,234
Construction Materials–0.01%
Eagle Materials, Inc., 4.50%, 08/01/2026	20,000	20,566
Consumer Finance–1.24%
Ally Financial, Inc.,
4.63%, 05/19/2022	480,000	499,544
8.00%, 11/01/2031	218,000	308,390
American Express Co.,
3.40%, 02/22/2024	350,000	377,109
3.00%, 10/30/2024	450,000	486,892
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	262,450
Capital One Financial Corp., 3.75%, 04/24/2024	453,000	492,913
		2,427,298
Distillers & Vintners–0.50%
Diageo Capital PLC (United Kingdom),
2.13%, 10/24/2024	574,000	603,518
3.88%, 05/18/2028	330,000	372,786
		976,304
	Principal Amount	Value
Diversified Banks–6.38%
Banco Santander S.A. (Spain),
5.18%, 11/19/2025	$600,000	$688,024
4.25%, 04/11/2027	400,000	451,139
4.38%, 04/12/2028	200,000	226,252
Bancolombia S.A. (Colombia), 3.00%, 01/29/2025	213,000	218,274
Bank of America Corp., Series DD, 6.30%(b)(c)	257,000	298,358
Bank of America N.A., 3.34%, 01/25/2023(b)	427,000	435,610
Bank of Montreal (Canada), 3.80%, 12/15/2032(b)	300,000	331,754
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	240,000	262,424
Barclays PLC (United Kingdom),
5.20%, 05/12/2026	284,000	325,331
7.88%(b)(c)(d)	75,000	78,441
8.00%(b)(c)	94,000	106,866
BPCE S.A. (France), 4.50%, 03/15/2025(d)	195,000	216,326
Citigroup, Inc.,
4.04%, 06/01/2024(b)	300,000	321,113
3.67%, 07/24/2028(b)	100,000	110,584
8.13%, 07/15/2039	200,000	336,481
Cooperatieve Rabobank U.A. (Netherlands), 3.95%, 11/09/2022	900,000	945,468
HSBC Bank USA N.A., 5.88%, 11/01/2034	700,000	899,840
HSBC Holdings PLC (United Kingdom),
4.25%, 03/14/2024	454,000	495,872
3.95%, 05/18/2024(b)	500,000	533,866
4.29%, 09/12/2026(b)	325,000	363,438
4.58%, 06/19/2029(b)	165,000	189,182
JPMorgan Chase & Co.,
3.80%, 07/23/2024(b)	258,000	275,958
3.88%, 09/10/2024	502,000	550,403
7.75%, 07/15/2025	250,000	315,589
Lloyds Banking Group PLC (United Kingdom),
4.50%, 11/04/2024	350,000	389,980
4.45%, 05/08/2025	755,000	850,327
3.87%, 07/09/2025(b)	201,000	219,121
3.75%, 01/11/2027	375,000	415,865
National Australia Bank Ltd. (Australia), 2.50%, 07/12/2026	250,000	266,613
Santander UK PLC (United Kingdom), 2.88%, 06/18/2024	278,000	296,224
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	200,000	209,878
Svenska Handelsbanken AB (Sweden), 3.90%, 11/20/2023	474,000	516,061
U.S. Bancorp, Series W, 3.10%, 04/27/2026	160,000	174,774
Westpac Banking Corp. (Australia), 3.30%, 02/26/2024	147,000	158,507
		12,473,943
Diversified Capital Markets–0.36%
Credit Suisse Group AG (Switzerland), 3.87%, 01/12/2029(b)(d)	189,000	206,353
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Deutsche Bank AG (Germany), 3.95%, 02/27/2023	$343,000	$361,726
UBS Group AG (Switzerland), 7.00%(b)(c)(d)	125,000	137,822
		705,901
Diversified Chemicals–0.03%
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	55,283
Diversified REITs–0.02%
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	33,000	34,591
Diversified Support Services–0.06%
Cintas Corp. No. 2, 3.70%, 04/01/2027	104,000	116,947
Drug Retail–0.15%
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	245,000	282,895
Education Services–0.02%
California Institute of Technology, 4.70%, 11/01/2111	27,000	36,135
Electric Utilities–3.18%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	806,000	901,049
Duke Energy Corp., 3.75%, 04/15/2024	290,000	313,257
Edison International, 5.75%, 06/15/2027	150,000	172,481
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	349,000	376,822
Eversource Energy, Series L, 2.90%, 10/01/2024	230,000	244,900
Exelon Generation Co. LLC, 4.25%, 06/15/2022	300,000	309,588
ITC Holdings Corp., 5.30%, 07/01/2043	323,000	404,742
National Grid USA, 5.80%, 04/01/2035	146,000	178,553
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/2079(b)	235,000	271,476
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	480,817
Southern California Edison Co.,
6.65%, 04/01/2029	500,000	616,177
6.00%, 01/15/2034	168,000	218,446
Southern Power Co., 5.15%, 09/15/2041	435,000	509,880
Union Electric Co., 8.45%, 03/15/2039	400,000	676,322
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	550,241
		6,224,751
Electronic Components–0.17%
Amphenol Corp., 3.20%, 04/01/2024	111,000	118,391
	Principal Amount	Value
Electronic Components–(continued)
Corning, Inc.,
5.35%, 11/15/2048	$50,000	$65,157
5.85%, 11/15/2068	110,000	152,987
		336,535
Fertilizers & Agricultural Chemicals–0.03%
Mosaic Co. (The),
5.45%, 11/15/2033	19,000	23,555
5.63%, 11/15/2043	24,000	30,856
		54,411
Health Care Equipment–0.19%
Baxter International, Inc., 3.95%, 04/01/2030	318,000	361,140
Health Care Facilities–0.69%
HCA, Inc.,
5.25%, 04/15/2025	197,000	227,036
5.25%, 06/15/2049	300,000	370,090
SSM Health Care Corp., 3.69%, 06/01/2023	715,000	755,758
		1,352,884
Health Care REITs–0.33%
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	615,000	621,885
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	31,498
		653,383
Health Care Services–1.29%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	492,496
Cigna Corp., 4.50%, 02/25/2026	200,000	228,900
CommonSpirit Health,
1.55%, 10/01/2025	314,000	317,763
3.35%, 10/01/2029	375,000	402,363
CVS Health Corp.,
2.88%, 06/01/2026	179,000	192,200
5.05%, 03/25/2048	302,000	373,432
Dignity Health, 5.27%, 11/01/2064	248,000	322,023
Toledo Hospital (The), 6.02%, 11/15/2048	154,000	188,773
		2,517,950
Home Improvement Retail–0.11%
Lowe’s Cos., Inc., 3.13%, 09/15/2024	200,000	215,545
Hotel & Resort REITs–0.12%
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	125,000	127,544
Service Properties Trust,
4.35%, 10/01/2024	61,000	59,994
4.95%, 10/01/2029	50,000	46,690
		234,228
Hotels, Resorts & Cruise Lines–0.32%
Booking Holdings, Inc., 3.55%, 03/15/2028	399,000	440,034
Expedia Group, Inc., 4.63%, 08/01/2027(d)	122,000	138,219
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	$39,000	$45,267
		623,520
Household Appliances–0.45%
Whirlpool Corp., 4.70%, 06/01/2022	850,000	886,404
Hypermarkets & Super Centers–0.17%
Walmart, Inc., 3.70%, 06/26/2028	300,000	340,673
Independent Power Producers & Energy Traders–0.12%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	226,000	242,154
Industrial Conglomerates–0.95%
Carlisle Cos., Inc., 3.75%, 11/15/2022	131,000	135,993
General Electric Co.,
3.45%, 05/01/2027	125,000	137,735
6.75%, 03/15/2032	460,000	624,749
5.88%, 01/14/2038	725,000	961,187
		1,859,664
Industrial Machinery–0.84%
Parker-Hannifin Corp., 3.25%, 03/01/2027	675,000	742,149
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	570,000	663,449
4.00%, 03/15/2060(b)	213,000	227,229
		1,632,827
Insurance Brokers–0.32%
Aon Corp., 8.21%, 01/01/2027	100,000	131,630
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	456,000	497,740
		629,370
Integrated Oil & Gas–1.09%
BP Capital Markets PLC (United Kingdom), 3.81%, 02/10/2024	321,000	349,843
Chevron Corp., 2.90%, 03/03/2024	324,000	344,898
Exxon Mobil Corp., 2.99%, 03/19/2025	450,000	486,102
Occidental Petroleum Corp., 2.90%, 08/15/2024	519,000	518,351
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	90,000	98,290
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	226,000	245,860
Total Capital International S.A. (France), 2.70%, 01/25/2023	82,000	85,334
		2,128,678
Integrated Telecommunication Services–0.74%
TCI Communications, Inc., 7.13%, 02/15/2028	1,100,000	1,454,618
Interactive Media & Services–1.12%
Alphabet, Inc., 3.38%, 02/25/2024	274,000	297,806
	Principal Amount	Value
Interactive Media & Services–(continued)
Baidu, Inc. (China),
3.50%, 11/28/2022	$865,000	$900,827
4.38%, 05/14/2024	400,000	438,118
4.38%, 03/29/2028	300,000	335,846
Weibo Corp. (China), 3.50%, 07/05/2024	200,000	210,919
		2,183,516
Internet & Direct Marketing Retail–0.52%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	360,813
4.50%, 11/28/2034	570,000	659,234
		1,020,047
Investment Banking & Brokerage–2.09%
Brookfield Finance, Inc. (Canada),
4.00%, 04/01/2024	240,000	260,778
4.70%, 09/20/2047	101,000	118,363
Goldman Sachs Group, Inc. (The),
4.00%, 03/03/2024	1,077,000	1,177,603
3.50%, 11/16/2026	301,000	329,048
Jefferies Group LLC, 6.25%, 01/15/2036	12,000	15,789
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	134,000	156,196
Morgan Stanley,
3.74%, 04/24/2024(b)	726,000	771,092
3.88%, 01/27/2026	415,000	464,993
Series F, 3.88%, 04/29/2024	538,000	587,435
Nomura Holdings, Inc. (Japan), 2.65%, 01/16/2025	200,000	210,072
		4,091,369
IT Consulting & Other Services–0.32%
International Business Machines Corp., 7.13%, 12/01/2096	383,000	633,824
Leisure Products–0.30%
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	404,659
5.10%, 05/15/2044	147,000	173,610
		578,269
Life & Health Insurance–1.35%
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	257,000	281,305
4.70%, 06/22/2047	236,000	255,072
MetLife, Inc.,
3.60%, 04/10/2024	692,000	753,154
Series D, 5.88%(b)(c)	100,000	114,000
Prudential Financial, Inc.,
5.63%, 06/15/2043(b)	342,000	369,774
5.20%, 03/15/2044(b)	225,000	241,943
5.38%, 05/15/2045(b)	135,000	149,643
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	441,000	465,957
Unum Group, 5.75%, 08/15/2042	13,000	15,728
		2,646,576
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Motorcycle Manufacturers–0.25%
Harley-Davidson, Inc.,
3.50%, 07/28/2025	$187,000	$201,072
4.63%, 07/28/2045	279,000	295,826
		496,898
Multi-line Insurance–0.06%
American International Group, Inc.,
Series A-9, 5.75%, 04/01/2048(b)	20,000	22,705
8.18%, 05/15/2058(b)	11,000	16,131
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	75,000	84,564
		123,400
Multi-Utilities–0.64%
Black Hills Corp.,
4.25%, 11/30/2023	216,000	233,378
3.95%, 01/15/2026	277,000	304,567
PSEG Power LLC, 8.63%, 04/15/2031	358,000	543,217
Sempra Energy, 4.05%, 12/01/2023	159,000	171,390
		1,252,552
Office REITs–0.01%
Office Properties Income Trust, 4.00%, 07/15/2022	16,000	16,515
Oil & Gas Equipment & Services–0.50%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	189,258
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	162,000	167,999
4.08%, 12/15/2047	181,000	196,087
Halliburton Co., 7.45%, 09/15/2039	113,000	161,939
NOV, Inc., 3.60%, 12/01/2029	243,000	253,257
		968,540
Oil & Gas Exploration & Production–0.84%
Apache Corp., 5.10%, 09/01/2040	322,000	332,724
Hess Corp., 5.60%, 02/15/2041	140,000	169,131
Marathon Oil Corp.,
3.85%, 06/01/2025	470,000	511,586
6.60%, 10/01/2037	250,000	321,011
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	275,000	306,084
		1,640,536
Oil & Gas Storage & Transportation–1.35%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	56,000	63,581
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	370,000	425,419
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	185,034
Enable Midstream Partners L.P.,
3.90%, 05/15/2024	250,000	267,781
4.95%, 05/15/2028	51,000	57,780
Energy Transfer L.P., 5.30%, 04/15/2047	389,000	434,987
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC, 3.75%, 02/15/2025	$165,000	$180,684
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	182,549
MPLX L.P., 1.29%(3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	225,000	225,140
Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	189,626
Sunoco Logistics Partners Operations L.P., 5.40%, 10/01/2047	167,000	189,811
Western Midstream Operating L.P., 4.65%, 07/01/2026	56,000	59,845
Williams Cos., Inc. (The), 6.30%, 04/15/2040	136,000	179,765
		2,642,002
Other Diversified Financial Services–0.70%
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 02/15/2027(d)	265,000	272,264
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(d)	125,000	136,550
Equitable Holdings, Inc., 5.00%, 04/20/2048	44,000	54,146
GE Capital Funding LLC, 4.05%, 05/15/2027	400,000	452,665
ORIX Corp. (Japan),
4.05%, 01/16/2024	322,000	350,134
3.70%, 07/18/2027	72,000	80,576
Voya Financial, Inc., 5.65%, 05/15/2053(b)	20,000	21,279
		1,367,614
Paper Packaging–0.18%
International Paper Co., 4.80%, 06/15/2044	280,000	344,223
Paper Products–0.14%
Fibria Overseas Finance Ltd. (Brazil), 5.50%, 01/17/2027	27,000	31,003
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	236,740
		267,743
Pharmaceuticals–0.55%
Perrigo Finance Unlimited Co.,
3.90%, 12/15/2024	800,000	863,238
4.90%, 12/15/2044	200,000	202,277
		1,065,515
Property & Casualty Insurance–0.36%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	76,000	82,805
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	266,000	298,773
CNA Financial Corp., 3.95%, 05/15/2024	297,000	323,799
		705,377
Railroads–0.12%
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	225,000	239,759
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Regional Banks–0.60%
Fifth Third Bancorp, 2.38%, 01/28/2025	$235,000	$247,280
Huntington Bancshares, Inc., 2.63%, 08/06/2024	230,000	243,569
KeyBank N.A., 3.40%, 05/20/2026	230,000	251,800
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	270,000	295,232
Truist Bank,
4.05%, 11/03/2025	10,000	11,265
3.30%, 05/15/2026	115,000	126,629
		1,175,775
Reinsurance–0.04%
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	36,859
Sompo International Holdings Ltd. (Bermuda), 4.70%, 10/15/2022	34,000	35,823
		72,682
Residential REITs–0.33%
American Campus Communities Operating Partnership L.P., 3.88%, 01/30/2031	100,000	109,298
AvalonBay Communities, Inc., 4.20%, 12/15/2023	325,000	353,419
Spirit Realty L.P., 3.20%, 02/15/2031	175,000	178,551
		641,268
Restaurants–0.26%
Starbucks Corp., 3.85%, 10/01/2023	467,000	501,932
Retail REITs–0.40%
Federal Realty Investment Trust, 4.50%, 12/01/2044	61,000	70,521
Kite Realty Group L.P., 4.00%, 10/01/2026	326,000	351,540
Simon Property Group L.P., 6.75%, 02/01/2040	244,000	350,379
		772,440
Semiconductors–1.04%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	173,000	190,163
Broadcom, Inc., 4.11%, 09/15/2028	265,000	293,053
Intel Corp., 2.88%, 05/11/2024	275,000	294,201
Microchip Technology, Inc., 4.33%, 06/01/2023	200,000	214,324
QUALCOMM, Inc., 2.90%, 05/20/2024	681,000	729,132
Xilinx, Inc., 2.95%, 06/01/2024	300,000	319,961
		2,040,834
Soft Drinks–0.28%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 2.75%, 01/22/2030	526,000	540,007
	Principal Amount	Value
Specialized Finance–0.29%
National Rural Utilities Cooperative Finance Corp.,
3.40%, 11/15/2023	$305,000	$325,654
8.00%, 03/01/2032	148,000	222,044
5.25%, 04/20/2046(b)	12,000	13,121
		560,819
Specialty Chemicals–0.15%
Huntsman International LLC, 5.13%, 11/15/2022	17,000	17,924
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	275,041
		292,965
Steel–0.15%
ArcelorMittal S.A. (Luxembourg),
4.25%, 07/16/2029	240,000	260,711
7.25%, 10/15/2039	27,000	37,159
		297,870
Systems Software–1.03%
Microsoft Corp.,
2.88%, 02/06/2024	295,000	313,956
2.70%, 02/12/2025	647,000	696,003
3.13%, 11/03/2025	425,000	466,377
Oracle Corp., 2.50%, 04/01/2025	500,000	527,273
		2,003,609
Technology Hardware, Storage & Peripherals–1.24%
Apple, Inc.,
3.00%, 02/09/2024	379,000	404,335
4.45%, 05/06/2044	476,000	587,253
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026(d)	400,000	477,081
8.10%, 07/15/2036(d)	52,000	77,074
8.35%, 07/15/2046(d)	140,000	220,065
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	290,723
HP, Inc., 6.00%, 09/15/2041	245,000	319,093
Seagate HDD Cayman, 4.88%, 06/01/2027	50,000	54,675
		2,430,299
Tobacco–1.51%
Altria Group, Inc.,
4.80%, 02/14/2029	353,000	404,644
4.50%, 05/02/2043	557,000	584,157
3.88%, 09/16/2046	225,000	214,615
5.95%, 02/14/2049	41,000	50,446
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	200,000	213,076
3.56%, 08/15/2027	407,000	432,724
4.54%, 08/15/2047	87,000	87,220
4.76%, 09/06/2049	35,000	35,985
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	302,786
5.85%, 08/15/2045	545,000	635,240
		2,960,893
Trading Companies & Distributors–0.34%
Air Lease Corp., 3.00%, 02/01/2030	560,000	558,612
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
Aircastle Ltd., 5.00%, 04/01/2023	$100,000	$107,138
		665,750
Water Utilities–0.16%
American Water Capital Corp.,
3.85%, 03/01/2024	174,000	188,595
6.59%, 10/15/2037	84,000	122,102
		310,697
Wireless Telecommunication Services–0.60%
America Movil S.A.B. de C.V. (Mexico),
3.13%, 07/16/2022	603,000	620,059
6.38%, 03/01/2035	400,000	561,663
		1,181,722
Total U.S. Dollar Denominated Bonds & Notes (Cost $94,295,795)		97,077,423
U.S. Treasury Securities–29.86%
U.S. Treasury Bills–0.24%
0.05%, 07/15/2021(f)(g)	475,000	474,974
U.S. Treasury Bonds–1.60%
2.38%, 11/15/2049	1,037,600	1,056,649
2.00%, 02/15/2050	2,200,000	2,062,758
		3,119,407
U.S. Treasury Notes–28.02%
1.38%, 01/31/2022	4,402,000	4,440,665
1.13%, 02/28/2022	9,553,000	9,630,231
0.13%, 07/31/2022	2,535,000	2,536,782
0.13%, 01/31/2023	1,750,000	1,750,137
1.38%, 02/15/2023	563,000	575,041
1.38%, 01/31/2025	8,521,000	8,799,597
1.13%, 02/28/2025	3,577,000	3,660,068
0.75%, 03/31/2026	3,900,000	3,896,953
1.50%, 08/15/2026	7,500,000	7,742,578
1.50%, 01/31/2027	9,435,500	9,714,879
0.50%, 06/30/2027	2,100,000	2,029,330
		54,776,261
Total U.S. Treasury Securities (Cost $58,281,833)		58,370,642
U.S. Government Sponsored Agency Mortgage-Backed Securities–26.17%
Collateralized Mortgage Obligations–0.38%
Fannie Mae ACES, IO, 0.22%, 12/25/2022(h)	16,555,522	35,412
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(i)	336,632	42,481
5.50%, 07/25/2046(i)	91,736	15,890
4.00%, 08/25/2047(i)	85,038	9,416
5.00% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(i)	919,219	164,954
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(h)	4,160,492	61,342
Series K734, Class X1, IO, 0.65%, 02/25/2026(h)	3,059,114	80,890
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	3,070,926	131,924
Series K093, Class X1, IO, 0.95%, 05/25/2029(h)	2,551,035	170,422
	Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs, IO, 6.00%(6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(i)		$209,342	$31,834
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(i)		102,422	5,622
			750,187
Federal Home Loan Mortgage Corp. (FHLMC)–4.59%
4.50%, 09/01/2049 to 01/01/2050		567,350	612,865
3.00%, 01/01/2050 to 10/01/2050		4,465,900	4,741,118
2.50%, 07/01/2050 to 08/01/2050		3,465,254	3,613,312
			8,967,295
Federal National Mortgage Association (FNMA)–5.34%
4.50%, 06/01/2049		241,530	260,160
3.00%, 10/01/2049 to 08/01/2050		7,737,148	8,109,984
2.50%, 03/01/2050 to 08/01/2050		1,223,534	1,277,302
2.00%, 03/01/2051		790,877	799,809
			10,447,255
Government National Mortgage Association (GNMA)–0.04%
IO, 6.10% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(i)		448,446	83,834
Uniform Mortgage-Backed Securities–15.82%
TBA, 1.50%, 06/01/2036(j)		1,064,000	1,077,009
2.00%, 06/01/2036 to 07/01/2051(j)		12,782,000	13,028,583
2.50%, 06/01/2036 to 06/01/2051(j)		16,239,000	16,819,265
			30,924,857
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $51,259,789)			51,173,428
Non-U.S. Dollar Denominated Bonds & Notes–8.97%(k)
Sovereign Debt–8.97%
Australia Government Bond (Australia),
Series 142, 4.25%, 04/21/2026(d)	AUD	3,221,000	2,909,328
Series 155, 2.50%, 05/21/2030(d)	AUD	1,964,000	1,643,921
Bundesobligation (Germany), Series 183, 0.00%, 04/10/2026(d)	EUR	849,000	1,064,404
Bundesrepublik Deutschland Bundesanleihe (Germany), 0.00%, 02/15/2031(d)	EUR	437,000	542,487
Canadian Government Bond (Canada),
0.50%, 09/01/2025	CAD	1,920,000	1,569,624
0.50%, 12/01/2030	CAD	971,000	733,784
New Zealand Government Bond (New Zealand),
Series 425, 2.75%, 04/15/2025(d)	NZD	1,906,000	1,480,760
1.50%, 05/15/2031	NZD	1,101,000	772,137
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount		Value
Sovereign Debt–(continued)
Norway Government Bond (Norway),
Series 477, 1.75%, 03/13/2025(d)	NOK	11,055,000	$1,362,205
Series 482, 1.38%, 08/19/2030(d)	NOK	6,630,000	787,573
Sweden Government Bond (Sweden),
Series 1058, 2.50%, 05/12/2025	SEK	11,090,000	1,477,084
Series 1061, 0.75%, 11/12/2029(d)	SEK	5,855,000	731,908
Swiss Confederation Government Bond (Switzerland),
1.25%, 06/11/2024(d)	CHF	1,328,000	1,564,879
0.50%, 05/27/2030(d)	CHF	760,000	901,743
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,570,665)			17,541,837

Asset-Backed Securities–0.25%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037		$19,762	19,987
Bank, Series 2019-BNK16, Class XA, IO, 0.96%, 02/15/2052(h)		2,369,253	141,605
	Principal Amount	Value

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(h)	$6,141,680	$302,548
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 2.92%, 12/25/2035(l)	27,320	27,670
Total Asset-Backed Securities (Cost $539,679)		491,810
	Shares
Money Market Funds–0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)	117,045	117,045
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)	83,570	83,603
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	133,766	133,766
Total Money Market Funds (Cost $334,414)		334,414
TOTAL INVESTMENTS IN SECURITIES–115.07% (Cost $221,282,175)		224,989,554
OTHER ASSETS LESS LIABILITIES—(15.07)%		(29,460,098)
NET ASSETS–100.00%		$195,529,456
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SEK	– Swedish Krona
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $16,693,231, which represented 8.54% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$554,525	$5,972,107	$(6,409,587)	$-	$-	$117,045	$38
Invesco Liquid Assets Portfolio, Institutional Class	396,028	4,265,791	(4,578,216)	-	-	83,603	14
Invesco Treasury Portfolio, Institutional Class	633,743	6,825,265	(7,325,242)	-	-	133,766	15
Total	$1,584,296	$17,063,163	$(18,313,045)	$-	$-	$334,414	$67

(n)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5	September-2021	$1,103,672	$342	$342
U.S. Treasury 10 Year Ultra Notes	23	September-2021	3,333,922	(2,627)	(2,627)
U.S. Treasury Long Bonds	19	September-2021	2,974,094	4,115	4,115
U.S. Treasury Ultra Bonds	51	September-2021	9,447,750	1,879	1,879
Subtotal—Long Futures Contracts				3,709	3,709
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	175	September-2021	(21,674,024)	(8,557)	(8,557)
U.S. Treasury 10 Year Notes	54	September-2021	(7,124,625)	(114)	(114)
Subtotal—Short Futures Contracts				(8,671)	(8,671)
Total Futures Contracts				$(4,962)	$(4,962)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	BNP Paribas S.A.	NOK	18,890,000	USD	2,288,474	$16,580
08/17/2021	Citibank N.A.	USD	57,333	NZD	80,000	883
08/17/2021	Goldman Sachs International	USD	97,764	NOK	814,000	135
08/17/2021	Morgan Stanley and Co. International PLC	AUD	2,957,000	USD	2,318,510	29,357
Subtotal—Appreciation						46,955
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Bank Of America	CAD	2,837,000	USD	2,345,326	$(4,888)
08/17/2021	BNP Paribas S.A.	CHF	2,250,000	USD	2,496,879	(11,143)
08/17/2021	BNP Paribas S.A.	SEK	18,711,000	USD	2,252,423	(6,076)
08/17/2021	JP Morgan Chase Bank	AUD	2,991,376	USD	2,306,618	(9,148)
08/17/2021	Morgan Stanley and Co. International PLC	EUR	1,329,000	USD	1,617,901	(9,629)
08/17/2021	Morgan Stanley and Co. International PLC	NZD	3,229,000	USD	2,334,890	(14,811)
08/17/2021	Morgan Stanley and Co. International PLC	USD	19,083	AUD	24,550	(78)
08/17/2021	Morgan Stanley and Co. International PLC	USD	33,567	SEK	277,250	(102)
Subtotal—Depreciation						(55,875)
Total Forward Foreign Currency Contracts						$(8,920)

Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$97,077,423	$—	$97,077,423
U.S. Treasury Securities	—	58,370,642	—	58,370,642
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	51,173,428	—	51,173,428
Non-U.S. Dollar Denominated Bonds & Notes	—	17,541,837	—	17,541,837
Asset-Backed Securities	—	491,810	—	491,810
Money Market Funds	334,414	—	—	334,414
Total Investments in Securities	334,414	224,655,140	—	224,989,554
Other Investments - Assets*
Futures Contracts	6,336	—	—	6,336
Forward Foreign Currency Contracts	—	46,955	—	46,955
	6,336	46,955	—	53,291
Other Investments - Liabilities*
Futures Contracts	(11,298)	—	—	(11,298)
Forward Foreign Currency Contracts	—	(55,875)	—	(55,875)
	(11,298)	(55,875)	—	(67,173)
Total Other Investments	(4,962)	(8,920)	—	(13,882)
Total Investments	$329,452	$224,646,220	$—	$224,975,672

*	Unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund